Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	¥ 1,510,132	¥ 2,686,055
Additions	90,447	502,311
Acquisition of subsidiaries and businesses	14,048	304,257
Disposals	(12,465)	(1,737,069)
Depreciation	(69,636)	(145,974)
Impairment losses	(5,906)	(27,816)	¥ (6,396)
Exchange differences	(9,076)	(66,830)
Others	(9,758)	(4,802)
Carrying amount, ending balance	1,507,786	1,510,132	2,686,055
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	2,243,156	3,824,680
Carrying amount, ending balance	2,280,011	2,243,156	3,824,680
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(733,024)	(1,138,625)
Carrying amount, ending balance	(772,225)	(733,024)	(1,138,625)
Assets for rent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	580,687	1,658,916
Additions	18,584	415,397
Acquisition of subsidiaries and businesses		304,233
Disposals	(6,009)	(1,640,222)
Depreciation	(18,597)	(91,906)
Exchange differences	(9,667)	(66,033)
Others	(537)	302
Carrying amount, ending balance	564,461	580,687	1,658,916
Assets for rent [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	607,769	2,086,804
Carrying amount, ending balance	609,763	607,769	2,086,804
Assets for rent [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(27,082)	(427,888)
Carrying amount, ending balance	(45,302)	(27,082)	(427,888)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	459,567	514,492
Additions	355	44
Acquisition of subsidiaries and businesses	6,998
Disposals	(2,167)	(52,327)
Impairment losses	(774)	(2,446)
Exchange differences	95	(4)
Others	23	(192)
Carrying amount, ending balance	464,097	459,567	514,492
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	466,046	520,078
Carrying amount, ending balance	469,095	466,046	520,078
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(6,479)	(5,586)
Carrying amount, ending balance	(4,998)	(6,479)	(5,586)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	331,997	370,807
Additions	30,998	30,144
Acquisition of subsidiaries and businesses	1,710
Disposals	(1,458)	(33,796)
Depreciation	(22,173)	(21,344)
Impairment losses	(4,936)	(25,203)
Exchange differences	228	(284)
Others	2,134	11,673
Carrying amount, ending balance	338,500	331,997	370,807
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	738,023	774,233
Carrying amount, ending balance	746,687	738,023	774,233
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(406,026)	(403,426)
Carrying amount, ending balance	(408,187)	(406,026)	(403,426)
Leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	6,149	7,187
Additions	1,307	1,775
Disposals	(216)	(660)
Depreciation	(1,683)	(2,061)
Impairment losses		(136)
Exchange differences		(3)
Others	19,992	47
Carrying amount, ending balance	25,549	6,149	7,187
Leased assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	17,373	17,837
Carrying amount, ending balance	60,158	17,373	17,837
Leased assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(11,224)	(10,650)
Carrying amount, ending balance	(34,609)	(11,224)	(10,650)
Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	131,732	134,653
Additions	39,203	54,951
Acquisition of subsidiaries and businesses	5,340	24
Disposals	(2,615)	(10,064)
Depreciation	(27,183)	(30,663)
Impairment losses	(196)	(31)
Exchange differences	268	(506)
Others	(31,370)	(16,632)
Carrying amount, ending balance	115,179	131,732	134,653
Other tangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	413,945	425,728
Carrying amount, ending balance	394,308	413,945	425,728
Other tangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(282,213)	(291,075)
Carrying amount, ending balance	¥ (279,129)	¥ (282,213)	¥ (291,075)